SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of statement of profit and loss (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [abstract]
Salaries and related expenses	$ 13,071	$ 6,773
Depreciation and amortization	4,060	1,643
Revaluation of other receivable	$ 3,818	$ 0